Accrued Labilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities And Other Liabilities [Abstract]
Logistics expenses payables	$ 1,041,570	$ 1,103,398
Deposits from distributors	262,641	312,469
Redeemable non-controlling interests acquisition payables (Note 20)		3,120,583
Business acquisition payables		43,003
Payables for service procurement in connection with service revenue	2,222,142	2,284,011
Refund obligation of sales return	634,119	2,422,155
Others	878,389	1,231,369
Total	$ 5,038,861	$ 10,516,988